UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07358

Exact name of registrant as specified in charter:	Duff & Phelps Utility And Corporate Bond Trust Inc.

Address of principal executive offices:	55 East Monroe St Suite 3600 Chicago, IL 60603

Name and address of agent for service:	Alan Meder, Chief Financial Officer 55 East Monroe St. Suite 3600 Chicago, IL 60603

Registrant’s telephone number, including area code:	312-541-5555

Date of fiscal year end:	12/31/05

Date of reporting period:	9/30/05

Item 1 – Schedule of Investments – [ INSERT SCHEDULE ]

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS

September 30, 2005

(Unaudited)

		Ratings
Principal Amount (000)	Description	Moody’s	Standard & Poor’s	Market Value
	LONG-TERM INVESTMENTS - 136.7%
	U.S. Government and Agency Obligations (a) - 13.9%
	Federal National Mortgage Association,
$584	8.00%, 10/01/30	Aaa	AAA	$624,798
1,723	7.00%, 12/01/31	Aaa	AAA	1,803,827
	Government National Mortgage Association Pass-Through Certificates,
44	7.00%, 3/15/26	Aaa	AAA	46,274
252	7.50%, 5/15/26	Aaa	AAA	268,363
154	8.00%, 11/15/30	Aaa	AAA	164,814
140	8.00%, 2/15/31	Aaa	AAA	150,007
	U.S. Treasury Bonds,
40,000	10.375%, 11/15/12	Aaa	AAA	44,984,400

	Total U.S. Government and Agency Obligations (cost $49,500,449)			48,042,483

	Corporate Bonds - 118.1%
	Auto & Truck - 5.0%
10,000	DaimlerChrysler NA Holdings,
	7.20%, 9/01/09	A3	BBB	10,677,460
7,250	Ford Motor Company,
	9.215%, 9/15/21	Ba1	BB+	6,579,375

				17,256,835

	Financial - 27.0%
7,000	Countrywide Capital I,
	8.00%, 12/15/26	Baa1	BBB+	7,193,291
	John Deere Capital Corp.,
5,000	3.125%, 12/15/05	A3	A-	4,990,220
5,000	5.125%, 10/19/06	A3	A-	5,032,730
5,000	General Electric Capital Corporation,
	8.625%, 6/15/08	Aaa	AAA	5,476,880
10,000	Great Western Financial Trust II,
	8.206%, 2/01/27	Baa1	BBB	10,772,310
16,000	Household Finance Corp.,
	8.00%, 7/15/10	A1	A	18,072,208
10,000	KeyCorp Institution Capital B,
	8.25%, 12/15/26	A3	BBB	10,741,410
	Merrill Lynch & Co.,
5,000	6.50%, 7/15/18	Aa3	A+	5,598,500
5,000	6.875%, 11/15/18	Aa3	A+	5,776,280
10,000	NationsBank Capital Trust IV,
	8.25%, 4/15/27	Aa3	A	10,814,850
7,500	Verizon Global Funding Corp.,
	7.375%, 9/01/12	A2	A+	8,522,820

				92,991,499

	Industrial - 25.9%
5,000	Archer-Daniels-Midland Company,
	8.125%, 6/01/12	A2	A	5,892,910
5,000	International Paper Co.,
	3.80%, 4/01/08	Baa2	BBB	4,875,450

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS

September 30, 2005

(Unaudited)

		Ratings
Principal Amount (000)	Description	Moody’s	Standard & Poor’s	Market Value
	Industrial (Continued)
$5,000	Occidental Petroleum Corporation,
	9.25%, 8/01/19	A3	A-	$6,867,485
5,000	Sun Company, Inc.,
	9.00%, 11/01/24	Baa2	BBB	6,870,710
	Tele-Communications, Inc.,
5,275	10.125%, 4/15/22	Baa2	BBB+	7,366,036
3,200	9.875%, 6/15/22	Baa2	WR	4,434,672
5,000	Time Warner Entertainment Company, L.P.,
	8.875%, 10/01/12	Baa1	BBB+	5,986,505
5,000	Time Warner Inc.,
	9.15%, 2/01/23	Baa1	BBB+	6,473,615
10,000	Trans-Canada Pipelines Limited,
	9.875%, 1/01/21	A2	A-	14,574,110
10,000	USX Corporation,
	9.125%, 1/15/13	Baa1	BBB+	12,337,870
12,500	Weyerhaeuser Co.,
	6.75%, 3/15/12	Baa2	BBB	13,524,638

				89,204,001

	Retail - 1.6%
5,000	Wal-Mart Stores, Inc.,
	6.875%, 8/10/09	Aa2	AA	5,389,825

	Telephone - 17.8%
10,000	Bell Canada Inc.,
	9.50%, 10/15/10	A3	A	11,930,040
5,000	British Telecom PLC,
	7.875%, 12/15/05	Baa1	A-	5,034,215
12,000	Deutsche Telekom International Finance,
	8.50%, 6/15/10	A3	A-	13,618,176
5,000	France Telecom SA
	7.75%, 3/01/11	A3	A-	5,683,700
5,000	Koninklijke (Royal) KPN NV,
	8.00%, 10/01/10	Baa1	A-	5,676,525
5,000	New York Telephone Co.,
	8.625%, 11/15/10	Baa2	A+	5,726,035
10,125	Sprint Corp.,
	9.25%, 4/15/22	Baa2	A-	13,555,026

				61,223,717

	Utilities - Electric - 40.8%
2,750	Alabama Power Co.,
	7.125%, 10/01/07	A2	A	2,881,054
10,000	CalEnergy Company, Inc.,
	8.48%, 9/15/28	Baa3	BBB-	12,927,080
17,438	ComEd Financing II,
	8.50%, 1/15/27	Baa2	BBB	18,201,872
10,000	Dominion Resources, Inc.,
	8.125%, 6/15/10	Baa1	BBB+	11,283,620
5,000	DTE Energy Co.,
	6.45%, 6/01/06	Baa2	BBB-	5,061,585
10,000	Duke Energy Corporation,
	7.375%, 3/01/10	Baa1	BBB	10,940,870

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS

September 30, 2005

(Unaudited)

		Ratings
Principal Amount (000)	Description	Moody’s	Standard & Poor’s	Market Value
	Utilites - Electric (Continued)
$10,000	Hydro-Quebec,
	7.50%, 4/01/16	A1	A+	$12,155,760
8,485	Illinois Power Co.,
	7.50%, 6/15/09	Baa1	BBB+	9,200,828
10,088	KeySpan Gas East Corporation,
	7.875%, 2/01/10	A2	A+	11,318,726
5,000	PSE&G Power LLC,
	7.75%, 4/15/11	Baa1	BBB	5,604,880
10,000	Sempra Energy,
	7.95%, 3/01/10	Baa1	BBB+	11,115,750
5,512	Southern California Edison Company,
	7.625%, 1/15/10	Baa1	BBB	6,079,383
6,000	South Carolina Electric & Gas Co.,
	6.125%, 3/01/09	A1	A-	6,271,818
6,000	Wisconsin Energy Corp.,
	6.50%, 4/01/11	A3	BBB+	6,436,548
10,131	Xcel Energy, Inc.,
	7.00%, 12/01/10	Baa1	BBB-	11,070,275

				140,550,049

	Total Corporate Bonds (cost $390,966,525)			406,615,926

	Asset-Backed Securities - 4.7%
5,000	California Infrastructure SCE 1997-1 A7
	6.420%, 12/26/09	Aaa	AAA	5,165,457
5,000	Detroit Edison Securitization Funding LLC 2001-1 A6
	6.620%, 3/01/16	Aaa	AAA	5,624,216
5,000	PSE&G Transition Funding 2001-1 A5
	6.450%, 3/15/13	Aaa	AAA	5,381,379

	Total Asset-Backed (cost $17,012,500)			16,171,052

	Total Long-Term Investments (cost $457,479,474)			470,829,461

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS

September 30, 2005

(Unaudited)

		Ratings
Principal Amount (000)	Description	Moody’s	Standard & Poor’s	Market Value
	SHORT-TERM INVESTMENTS - 0.7%
$2,300	U.S. Treasury Bills, (a)
	2.97%, 10/27/05	Aaa	AAA	$2,295,066

	Total Short-Term Investments (cost $2,295,066)			2,295,066

	Total Investments - 137.4% (cost $459,774,540)			473,124,527
	Liabilities, less cash and other assets - (37.4%)			(128,794,604)

	Net Assets - 100%			$344,329,923

(a)	AAA ratings on U.S. government and agency obligations are assumed because they are not rated.

Notes

Security Valuation: The Fund values its fixed-income securities by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments with similar characteristics in accordance with procedures established by the Board of Directors of the Fund (the “Board”). Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund’s Board.

Debt securities that mature in 60 days or less are valued at amortized cost unless this method does not represent fair value.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2005 was as follows:

Tax Basis of Investment	Appreciation	Depreciation	Net Unrealized Depreciation
$ 475,720,421	$13,776,777	$(16,372,671)	($2,595,894)

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov)

Item 2 – Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Duff & Phelps Utility and Corporate Bond Trust Inc

By:	/s/ NATHAN I. PARTAIN
Nathan I. Partain Principal Executive Officer of Duff & Phelps Utility and Corporate Bond Trust Inc

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ NATHAN I. PARTAIN
Nathan I. Partain Principal Executive Officer of Duff & Phelps Utility and Corporate Bond Trust Inc.

Date: November 17, 2005

By:	/s/ ALAN M. MEDER
Alan M. Meder, Principal Financial and Accounting Officer of Duff & Phelps Utility and Corporate Bond Trust Inc.

Date: November 17, 2005